Schedule of Basic and Diluted EPS (Details)		12 Months Ended
		Sep. 30, 2025 $ / shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
Numerator:
Numerator for basic earnings per share - net income (loss) attributable to the SU Group Holdings Limited's shareholders (in HK$) | $			$ (18,484,477)	$ 10,653,488	$ 9,697,369
Numerator for diluted earnings per share - net income (loss) attributable to the SU Group Holdings Limited's shareholders (in HK$) | $			$ (18,484,477)	$ 10,653,488	$ 9,697,369
Denominator:
Denominator for basic net income per share - weighted average number of shares | shares	[1],[2]		1,383,984	1,302,775	1,200,000
Denominator for diluted net income per share - weighted average number of shares | shares	[1],[2]		1,383,984	1,302,775	1,200,000
Earnings (Losses) per share - basic (in HK$) | (per share)	[1]	$ (1.72)	$ (13.36)	$ 8.18	$ 8.08
Earnings (Losses) per share - diluted (in HK$) | (per share)	[1]	$ (1.72)	$ (13.36)	$ 8.18	$ 8.08

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).
[2]	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital (see Note 15).